Other comprehensive income (Details) ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2019 CNY (¥)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 CNY (¥)
Composition of accumulated other comprehensive income/(loss)
Balance, beginning of the year	¥ 59,770,973
Cumulative effect of changes in accounting principles related to financial instruments			¥ 295,965
Balance, end of the year	75,894,872	$ 10,618,083
Foreign currency translation adjustments
Composition of accumulated other comprehensive income/(loss)
Balance, beginning of the year	3,358,469		661,685
Cumulative effect of changes in accounting principles related to financial instruments
Other comprehensive income/(loss)	1,523,784		2,768,935
Balance, end of the year	4,882,253		3,430,620
Net unrealized gains/(losses) on available-for-sale securities
Composition of accumulated other comprehensive income/(loss)
Balance, beginning of the year	627		1,180,396
Cumulative effect of changes in accounting principles related to financial instruments			(1,156,642)
Other comprehensive income/(loss)	37,583		(21,076)
Balance, end of the year	38,210		2,678
Accumulated other comprehensive income/(loss)
Composition of accumulated other comprehensive income/(loss)
Balance, beginning of the year	3,359,096		1,842,081
Cumulative effect of changes in accounting principles related to financial instruments			(1,156,642)
Other comprehensive income/(loss)	1,561,367		2,747,859
Balance, end of the year	¥ 4,920,463		¥ 3,433,298